Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Acquisitions and Dispositions
3.	ACQUISITIONS AND DISPOSITIONS

•	Acquisition of Ensenada de Barragán Thermal Power Plant
On May 29, 2019, the Company received a notice from IEASA informing that YPF and Pampa Cogeneración S.A., a company controlled by Pampa Energía S.A. (“Pampa”), were awarded of the National and International Public Tender No. CTEB 02/2019, pursuant to their joint offer, which was called by Resolution No. 160/2019 issued by the SGE (the “Tender Process”), in relation to the sale and transfer by IEASA of the goodwill of Ensenada de Barragán Thermal Power Plant (“CTEB”). The awarded companies decided to jointly acquire CTEB, through a company co-owned

by them, each with a 50% share in the capital stock and votes, called CT Barragán.
CTEB is located in the petrochemical complex of Ensenada, Province of Buenos Aires, with an installed capacity of 567 MW as of today. As part of the transaction, the acquiring companies will have a term of 30 months to complete the works required for CTEB to operate on a combined cycle basis, which will increase its installed capacity to 847 MW.
It should be noted that the measures adopted by the Argentine Government to contain

COVID-19

propagation have affected the progress in the execution of the works mentioned above, deferring the original commercial operation term. The term for work execution might be affected again in the future due to the measures imposed in relation to the evolution of Argentina’s health situation due to the

COVID-19

pandemic.
Energy supply agreements with CAMMESA in respect of both the open and closed cycles have been entered into, pursuant to Resolution SE No. 220/2007. The first agreement was executed on March 26, 2009 (expiring in April 27, 2022), and the second on March 26, 2013 for a term of 10 years from the commercial operation of the combined cycle.
The joint investment for the acquisition of CTEB amounted to US$ 282 million, which includes the final amount offered (cash) in the Tender Process, and the purchase price of certain amount of debt securities (“VRD”) issued under the supplemental agreement to the global financial and administration trust program for the execution of energy infrastructure projects – Series 1 – ENARSA (Barragán) “Contrato suplementario del programa global de fideicomisos financieros y de administración para la ejecución de obras de infraestructura energética -Serie

1-

ENARSA (Barragán)” (the “Trust Agreement”). The price is subject to certain adjustments provided for in the terms and conditions of the Tender Process.
The acquisition of the goodwill of CTEB also includes the assignment of the Trust Agreement to CT Barragán, as trustor under the trust. The VDR debt under the Trust Agreement (excluding the VDR to be acquired by the CT Barragán) amounted to approximately US$ 229 million, which is expected to be repaid with cash flows from CTEB.
On June 26, 2019 the sale and transfer by IEASA of the goodwill of CTEB to CT Barragán was formally executed. Each shareholder made a capital contribution of US$ 100 million to CT Barragán, which also received a loan for US$ 170 million from a bank syndicate and a new schedule of payments and conditions of the CTEB existing trust. In both cases, without recourse to shareholders, except in the event of default of certain conditions.
CT Barragán entered into an agreement with Pampa and YPF EE for the provision of administration and management services to CTEB, which will be provided alternately by Pampa and YPF EE for

4-year

terms. CT Barragán also entered into an agreement with YPF EE for the provision of monitoring services of the works for CTEB’s cycle closing.
The following table shows in detail the transferred consideration and the fair values of the acquired assets and the liabilities assumed by CT Barragán as of June 26, 2019, after considering the price adjustment for US$10 million:

Fair value as of the acquisition date
Fair value of identifiable assets and assumed liabilities:
Financial assets at fair value	682
Property, plant and equipment	20,330
Inventories	341
VRD	(9,760)

Total identifiable net assets / consideration	11,593

The fair value of property, plant and equipment and inventories was calculated mainly based on the depreciated replacement cost approach corresponding to the acquired assets. To such end, CT Barragán had the assistance of an external appraiser. Additionally, CT Barragán has estimated the value in use that expects to obtain from the assets to ascertain that the fair value is not higher than its recoverable value.
As a result of the process described above, CT Barragán has not identified separate intangible assets that must be recognized in relation to the business acquisition.